ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	12 Months Ended
Dec. 31, 2015
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Condensed Balance Sheet in Accordance with IFRS
	As of December 31, 2015
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$446,727	$--	$446,727
Property and equipment, net	459,533	--	459,533
Long term assets	59,964	(7,450)	52,514
Total assets	966,224	(7,450)	958,774
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$211,119	$(70)	$211,049
Long-term liabilities	369,519	(1,502)	368,017
Total liabilities	580,638	(1,572)	579,066
TOTAL SHAREHOLDERS' EQUITY	385,586	(5,878)	379,708
Total liabilities and shareholders' equity	$966,224	$(7,450)	$958,774

Schedule of Condensed Statement of Operations in Accordance with IFRS
	Year ended December 31, 2015
	US GAAP	Adjustments	IFRS
Profit before income tax and excluding other financing expense, net	$68,525	$(750)	$67,775
Other non cash financing expense, net	(109,930)	73,770	(36,160)
Profit (loss) before income tax benefit	(41,405)	73,020	31,615
Income tax benefit	12,278	--	12,278
Profit (loss) for the period	(29,127)	73,020	43,893
Net income attributable to the non-controlling interest	(520)	--	(520)
Net profit (loss) attributable to the company	$(29,647)	$73,020	$43,373

Schedule of reconciliation of net loss from US GAAP to IFRS
	Year ended December 31,
	2015	2014	2013
Net profit (loss) in accordance with US GAAP	$(29,647)	$4,263	$(107,660)
Financial instruments	73,770	21,556	(1,619
Pension plans	(705)	(1,314)	(1,166)
Termination benefits	(45)	409	106
Net profit (loss) in accordance with IFRS	$43,373	$24,914	$(110,339)

Schedule of reconciliation of Shareholders' Equity from US GAAP to IFRS
	As of December 31,
	2015	2014
Shareholders' equity in accordance with US GAAP	$385,586	$195,561
Financial instruments	(380)	(54,656)
Termination benefits	1,502	1,547
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	$379,708	$135,452

Schedule of reconciliation of Goodwill from US GAAP to IFRS
	As of December 31,
	2015	2014
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

Schedule of reconciliation of Other Assets from US GAAP to IFRS
	As of December 31,
	2015	2014
Other long term assets in accordance with US GAAP	$6,759	$10,018
Financial instruments	(450)	(3,412)
Other long term assets in accordance with IFRS	$6,309	$6,606

Schedule of reconciliation of Short Term Bank Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS
	As of December 31,
	2015	2014
Current maturities of loans and debentures in accordance with US GAAP	$33,259	$119,999
Financial instruments	(70)	25,622
Current maturities of loans and debentures in accordance with IFRS	$33,189	$145,621

Schedule of reconciliation of Long Term Debentures from US GAAP to IFRS
	As of December 31,
	2015	2014
Long term debentures in accordance with US GAAP	$45,826	$107,311
Financial instruments	-	25,622
Long term debentures in accordance with IFRS	$45,826	$132,933

Schedule of reconciliation of Other Long Term Liabilities from US GAAP to IFRS
	As of December 31,
	2015	2014
Other long term liabilities in accordance with US GAAP	$7,609	$22,924
Termination benefits	(1,502)	(1,547)
Other long-term liabilities in accordance with IFRS	$6,107	$21,377